QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Nov. 27, 2016
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
NOTE 21:	QUARTERLY FINANCIAL DATA (UNAUDITED)

Set forth below are the consolidated statements of operations for the first, second, third and fourth quarters of 2016 and 2015.

Year Ended November 27, 2016	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net revenues	$1,056,500	$1,011,587	$1,185,111	$1,299,541
Cost of goods sold	496,902	494,389	592,305	640,131

Gross profit	559,598	517,198	592,806	659,410
Selling, general and administrative expenses	441,163	459,351	448,525	517,454
Restructuring, net	1,848	(191)	(627)	(718)

Operating income	116,587	58,038	144,908	142,674
Interest expense	(14,902)	(20,411)	(19,170)	(18,687)
Other (expense) income, net	(2,219)	4,295	4,679	11,468

Income before income taxes	99,466	41,922	130,417	135,455
Income tax expense	33,175	10,862	32,713	39,301

Net income	66,291	31,060	97,704	96,154
Net (income) loss attributable to noncontrolling interest	(455)	(335)	614	19

Net income attributable to Levi Strauss & Co.	$65,836	$30,725	$98,318	$96,173

Year Ended November 29, 2015	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net revenues	$1,055,075	$1,012,180	$1,142,012	$1,285,226
Cost of goods sold	518,010	511,949	568,655	626,898

Gross profit	537,065	500,231	573,357	658,328
Selling, general and administrative expenses	425,282	449,662	454,530	494,389
Restructuring, net	4,338	2,954	4,054	2,725

Operating income	107,445	47,615	114,773	161,214
Interest expense	(23,312)	(21,913)	(17,138)	(18,851)
Loss on early extinguishment of debt	—	(14,002)	—	—
Other (expense) income, net	(26,028)	7,639	(8,316)	1,272

Income before income taxes	58,105	19,339	89,319	143,635
Income tax expense	19,822	7,887	30,858	41,940

Net income	38,283	11,452	58,461	101,695
Net loss (income) attributable to noncontrolling interest	109	239	(286)	(517)

Net income attributable to Levi Strauss & Co.	$38,392	$11,691	$58,175	$101,178